Property and Equipment	3 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
6.	PROPERTY AND EQUIPMENT

Property and equipment is recorded at cost when acquired.  Depreciation is provided principally on the straight-line method over the estimated useful lives of the related assets, which is 3-7 years for equipment, furniture and fixtures, hardware and software and leasehold improvements.   During the three months ended March 31, 2019, the Company invested $6,868 in computers for new hires. The Company also invested $16,934 in new shop equipment and $6,959 in leasehold improvements in connection with the opening of a satellite location for aerostat manufacturing. Depreciation expense was $8,803 and $11,847 for the three months ended March 31, 2019 and 2018, respectively. Property and equipment consists of the following at March 31, 2019 and December 31, 2018:

	March 31, 2019	December 31, 2018
Shop machinery and equipment	$104,468	$87,534
Computers and electronics	38,961	32,093
Office furniture and fixtures	37,814	37,814
Leasehold improvements	26,473	19,514
	207,716	176,955
Less - accumulated depreciation	(132,528)	(123,725)
	$75,188	$53,230